Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

We have an insider trading policy to promote compliance with applicable securities laws and regulations, including those that prohibit insider trading. This policy applies to all officers, directors, employees and consultants of our Company (each, an “Affiliate”) and extends to all activities within and outside an individual’s duties at our Company.

The insider trading policy establishes guidelines and procedures for the following:

1. Trading on Material Nonpublic Information

Affiliates are prohibited from trading in the Company’s or other companies’ securities while in possession of material nonpublic information. This restriction applies from the time the information is obtained until the close of business on the second Trading Day following its public disclosure or when it is no longer material. Exceptions may apply for pre-established trading plans or delegated trading as outlined in the policy.

2. Tipping Prohibition

Affiliates are prohibited from disclosing (“tipping”) material nonpublic information to others, including family members, if it could be used for trading. They are also prohibited from making recommendations or expressing opinions based on such information regarding trading in the Company’s securities.

3. Compliance with Regulation FD (Fair Disclosure):

In accordance with SEC Regulation FD, the Company ensures that any disclosure of material nonpublic information to certain parties (e.g., securities market professionals or shareholders likely to trade on such information) is accompanied by public disclosure. Intentional disclosures must be made public simultaneously, while unintentional disclosures must be promptly disclosed. Public disclosures may include filing or furnishing a Form 6-K or other methods ensuring broad, non-exclusionary distribution.

All public communications, including statements to the press, analysts, or via social media, must be authorized by the Chief Executive Officer, President, or their designated representatives, such as the Company’s public or investor relations firm. Unapproved responses to inquiries are strictly prohibited.

4. Confidentiality of Nonpublic Information

Nonpublic information is considered Company property, and unauthorized disclosure—including via email, internet message boards, or social media platforms—is strictly forbidden.

5. Duty to Report Irregular Conduct:

Employees, particularly managers and supervisors, are responsible for ensuring financial integrity in accordance with generally accepted accounting principles and federal and state securities laws. Any employee aware of financial or accounting irregularities must report the incident to their immediate supervisor and the Audit Committee. Employees may also participate in proceedings as permitted by law.